Condensed Financial Information of AMERCO, Statements of Cash Flow (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flow from operating activities:
Net earnings	$ 264,708	$ 205,367	$ 183,575
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	260,492	229,789	212,324
Net (gain) loss on sale of investments	(8,323)	(5,579)	(1,135)
Deferred Income Taxes and Tax Credits	13,518	104,360	80,898
Net change in other operating assets and liabilities:
Prepaid expenses	(15,587)	15,748	(4,244)
Other assets	21,556	5,992	28,715
Related party assets	133,672	(14,210)	(87)
Accounts payable and accrued expenses	40,032	19,469	12,547
Net cash provided by operating activities	661,530	669,842	572,863
Cash flow from investing activities:
Purchases of property, plant and equipment	(655,984)	(589,799)	(480,418)
Purchases of equity securities	(16,289)	(9,048)	(11,550)
Proceeds of equity securities	372	10,222	1,198
Net cash used by investing activities	(712,213)	(582,137)	(373,970)
Cash flow from financing activities:
Preferred stock redemption paid	0	(144,289)	0
Preferred stock dividends paid	0	(2,913)	(12,412)
Common stock dividends paid	(97,421)	(19,484)	0
Contribution to related party	0	(518)	0
Net cash used by financing activities	157,783	(112,745)	(60,768)
Increase (decrease) in cash and cash equivalents	106,564	(25,334)	138,396
Cash and cash equivalents at the beginning of period	357,180	382,514	244,118
Cash and cash equivalents at the end of the period	463,744	357,180	382,514
AMERCO
Cash flow from operating activities:
Net earnings	264,708	205,695	184,126
Change in investments in subsidiaries	(212,164)	(149,160)	(132,570)
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	5	5	9
Net (gain) loss on sale of investments	(76)	(488)	(65)
Deferred Income Taxes and Tax Credits	9,206	109,680	73,790
Net change in other operating assets and liabilities:
Prepaid expenses	(12,979)	6,470	(15,966)
Other assets	365	2,380	34,937
Related party assets	0	0	273
Accounts payable and accrued expenses	2,659	4,163	(8,603)
Net cash provided by operating activities	51,724	178,745	135,931
Cash flow from investing activities:
Purchases of property, plant and equipment	(2)	(1)	(5)
Purchases of equity securities	0	(8,855)	(8,253)
Proceeds of equity securities	372	8,800	1,065
Net cash used by investing activities	370	(56)	(7,193)
Cash flow from financing activities:
Proceeds from (repayment of) intercompany loans	172,444	(52,051)	30,566
Preferred stock redemption paid		(151,997)
Preferred stock dividends paid		(3,241)	(12,963)
Common stock dividends paid	(97,421)	(19,484)
Dividend from related party			3,303
Contribution to related party	(1,500)	(518)
Net cash used by financing activities	73,523	(227,291)	20,906
Increase (decrease) in cash and cash equivalents	125,617	(48,602)	149,644
Cash and cash equivalents at the beginning of period	201,502	250,104	100,460
Cash and cash equivalents at the end of the period	$ 327,119	$ 201,502	$ 250,104